STOCKHOLDERS EQUITY - Common Stock Shares (Details)	Mar. 23, 2021 shares	Feb. 25, 2021 shares	Sep. 30, 2022 Vote $ / shares shares	Dec. 31, 2021 shares	Dec. 31, 2021 $ / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2021 Vote	Dec. 31, 2021
Class A Common Stock
Stockholders' equity
Common stock, shares authorized			100,000,000	100,000,000
Common stock, par value (in dollars per share) | $ / shares			$ 0.0001		$ 0.0001
Common stock, votes per share			1			1	1
Common stock, shares issued				585,275
Common stock, shares outstanding				585,275
Common shares, shares issued				12,085,275
Common shares, shares outstanding				12,085,275
Class A Common Stock Subject to Redemption
Stockholders' equity
Common Stock, subject to possible redemption			11,500,000	11,500,000
Class A Common Stock Not Subject to Redemption
Stockholders' equity
Common stock, shares issued			585,275	585,275
Common stock, shares outstanding			585,275	585,275
Common Stock, subject to possible redemption				585,275
Class B Common Stock
Stockholders' equity
Common stock, shares authorized			10,000,000	10,000,000
Common stock, par value (in dollars per share) | $ / shares			$ 0.0001		$ 0.0001
Common stock, votes per share | Vote			1				1
Common stock, shares issued			2,875,000	2,875,000
Common stock, shares outstanding			2,875,000	2,875,000
Initial business combination shares issuable as percent of outstanding share			20.00%					20.00%
Class B Common Stock | Sponsor | Chief Executive Officer
Stockholders' equity
Number of shares transferred		15,000
Class B Common Stock | Sponsor | Chief Financial Officer
Stockholders' equity
Number of shares transferred		15,000
Class B Common Stock | Sponsor | Independent Directors
Stockholders' equity
Number of shares transferred	5,000	5,000